VIA EDGAR

August 2, 2006

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: Variable Account A of American International Life Assurance Company of New
    York ("Registrant")
    American International Life Assurance Company of New York ("Depositor") Gallery, Paradigm, Profile (Flexible Premium), Profile (Single Premium) and Trilogy Variable Annuities
    File No. 033-39170 and 811-04865

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated July 28, 2006 for Registrant on behalf of the Gallery, Paradigm, Profile (Flexible Premium), Profile (Single Premium) and Trilogy Variable Annuities contains no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 85 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on July 28, 2006, via EDGAR.

Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,

/s/ Lucia B. Williams
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Lucia B. Williams
Director,
Variable Annuity Product Compliance